WARRANTS	12 Months Ended
Dec. 31, 2015
Disclosure Warrants Additional Information [Abstract]
WARRANTS
WARRANTS
During 2015, warrant holders exercised 1,750,841 warrants, with 1,137,500 exercised for cash and 613,341 exercised cashlessly. The 1,137,500 warrants exercised for cash were exercised at $4.00 per shares. The total cash received from these exercises was $4,550,000. Under our warrant agreements, warrants may also be exercised cashlessly based on the average price of the Company's common stock for the 5 days prior to exercise. Under this methodology the warrants that were exercised cashlessly were exchanged for 366,359 shares of the Company's common stock.

During 2014, warrant holders exercised 31,830 warrants, with 29,550 exercised for cash and 2,280 exercised cashlessly. The warrants exercised for cash consisted of 20,000 warrants exercised at $4.00 per share and 9,550 warrants exercised at $5.50 per share. The total cash received from these exercises was $133,000. Under our warrant agreements, warrants may be exercised cashlessly based on the average price of the Company's common stock for the 5 trading days prior to exercise. Under this methodology the warrants that were exercised cashlessly were exchanged for 1,547 shares of the Company's common stock.

During 2013, warrant holders exercised 304,455 warrants, with 9,000 exercised for cash and 295,455 exercised cashlessly. The warrants exercised for cash consisted of 4,000 warrants exercised at $4.00 per share and 5,000 warrants exercised at $5.50 per share. The total cash received from these exercises was $43,500. Under our warrant agreements, warrants may also be exercised cashlessly based on the average price of the Company's common stock for the 5 trading days prior to exercise. Under this methodology the warrants that were exercised cashlessly were exchanged for 195,610 shares of the Company's common stock.
As of December 31, 2015, outstanding warrants were as follows:

Exercise Price	Warrants Outstanding	Warrants Vested	Weighted-Average Remaining Life (Years)
$5.50	2,179,904	2,179,904	0.38
$9.25	210,000	210,000	1.21
$12.65	158,116	158,116	3.90
	2,548,020	2,548,020